Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Nov. 26, 2018 USD ($)	Nov. 26, 2018 MXN ($)	Dec. 31, 2019 MXN ($)	Feb. 15, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Fixed interest rate					5.46%	5.46%
Long-term debt						$ 69,095	$ 80,423
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan			$ 9,400
Uruguay Colombia And Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan			$ 1,670
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate					8.39%	8.39%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed interest rate					7.91%	7.91%
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 10,100
Repayment of bonds		$ 10,100
Uruguay, Pesos
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,344
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Repayment of bonds	$ 445
8.27% debt bonds, maturing in 2021 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 2,500
Maturity date			2021
Fixed interest rate					8.27%	8.27%
5.46% debt bonds maturing in 2023 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 7,500
Maturity date			2023
4.63% senior notes, maturity date on Feb. 15, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount					$ 500
Maturity date			February 15, 2020
Fixed interest rate				4.625%	4.63%	4.63%
3.88% senior notes, maturity date on Nov. 26, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount					$ 900
Maturity date			November 26, 2023
Fixed interest rate					3.88%	3.88%
5.25% senior notes, maturity date on Nov. 26, 2043 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount					$ 600
Maturity date			November 26, 2043
Fixed interest rate					5.25%	5.25%
TIIE + 0.25% Debt Bonds Maturing on 2022 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 1,500
Maturity date			2022
Floating interest rate			0.25
Seven point eight seven percentage debt bonds maturing on two thousand twenty seven [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 8,500
Maturity date			2027
Fixed interest rate					7.87%	7.87%